united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

Donoghue Forlines Tactical Allocation Fund
Class	A:	GTAAX
Class	C:	GLACX
Class	I:	GTAIX

Donoghue Forlines Tactical Income Fund
Class	A:	PWRAX
Class	C:	PWRCX
Class	I:	PWRIX

Donoghue Forlines Dividend Fund
Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

Donoghue Forlines Momentum Fund
Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

Donoghue Forlines Risk Managed Income Fund
Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Semi-Annual Report

December 31, 2023

1-877-779-7462

www.donoghueforlinesfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Momentum Fund, or Donoghue Forlines Tactical Allocation Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Donoghue Forlines Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, compared to its benchmarks:

			Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Donoghue Forlines Tactical Allocation Fund - Class A	7.47%	15.34%	4.33%	2.06%
Donoghue Forlines Tactical Allocation Fund - Class A with load	2.08%	9.56%	3.27%	1.14%
Donoghue Forlines Tactical Allocation Fund - Class C	7.09%	14.54%	3.57%	1.29%
Donoghue Forlines Tactical Allocation Fund - Class I	7.53%	15.57%	4.60%	2.31%
HFRU Hedge Fund Composite Index (b)	3.10%	5.52%	3.10%	1.90%
MSCI AC World Index (c)	7.25%	22.20%	11.72%	8.56%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 30, 2023 is 1.90%, 2.65% and 1.65% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is April 6, 2018.

(b)	The HFRU Hedge Fund Composite USD Index is designed to be representative of the overall composition of the UCITS-Compliant hedge fund universe. It is comprised of all eligible hedge fund strategies; including, but not limited to equity hedge, event driven, macro, and relative value arbitrage. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(c)	The MSCI AC World Index is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2023

Holdings By Investment Type	% of Net Assets
Exchange-Traded Funds - Equity	59.8%
Exchange-Traded Funds - Fixed Income	34.8%
Open End Fund - Fixed Income	3.1%
Money Market Fund	2.4%
Collateral For Securities Loaned	0.1%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Tactical Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, compared to its benchmarks:

			Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)	Since Inception (b)
Donoghue Forlines Tactical Income Fund - Class A	4.42%	7.86%	0.90%	0.88%	1.62%	N/A
Donoghue Forlines Tactical Income Fund - Class A with load	(0.84)%	2.51%	(0.12)%	0.37%	1.23%	N/A
Donoghue Forlines Tactical Income Fund - Class C	4.06%	7.14%	0.01%	N/A	N/A	0.07%
Donoghue Forlines Tactical Income Fund - Class I	4.50%	8.09%	1.01%	1.06%	1.81%	N/A
Bloomberg Global Aggregate Bond Index (c)	4.22%	5.72%	(0.32)%	0.38%	0.87%	0.29%
HFRU Hedge Fund Composite Index (d)	3.10%	5.52%	3.10%	2.65%	2.54%	2.42%
Reference Index (e)	3.58%	5.67%	1.77%	1.78%	1.85%	1.60%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 30, 2023 is 2.17%, 2.92% and 1.92%, for Class A, Class C and Class I shares, respectively. Class A Shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is September 14, 2010 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Bloomberg Global Aggregate Bond Index is composed of the U.S. Aggregate Index, the Pan-European Index and the Japanese component of the Global Treasury Index. All issues must be fixed rate, nonconvertible and have at least one year remaining to maturity. Securities from countries classified as emerging markets are excluded. The index is weighted according to each country’s market capitalization except for Japan, which is weighted by the market capitalization of the 40 largest Japanese government bonds. This Index has been selected as the Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(d)	The HFRU Hedge Fund Composite USD Index is designed to be representative of the overall composition of the UCITS-Compliant hedge fund universe. It is comprised of all eligible hedge fund strategies; including, but not limited to equity hedge, event driven, macro, and relative value arbitrage. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(e)	The Reference Index is a benchmark comprised of 60% HFRU Hedge Fund Composite and 40% Bloomberg Barclays Global Aggregate Bond Index. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2023

Holdings By Investment Type	% of Net Assets
Exchange-Traded Funds - Fixed Income	79.4%
Open End Fund - Fixed Income	10.9%
Exchange-Traded Funds - Equity	7.2%
Money Market Fund	2.4%
Other Assets In Excess of Liabilities	0.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Dividend Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, compared to its benchmarks:

			Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)	Since Inception (b)
Donoghue Forlines Dividend Fund - Class A	3.32%	(0.44)%	1.21%	2.79%	2.97%	N/A
Donoghue Forlines Dividend Fund - Class A with load	(1.83)%	(5.40)%	0.19%	2.26%	2.45%	N/A
Donoghue Forlines Dividend Fund - Class C	2.89%	(1.28)%	0.44%	N/A	N/A	0.76%
Donoghue Forlines Dividend Fund - Class I	3.35%	(0.18)%	1.46%	3.04%	3.21%	N/A
Russell 1000 Value Total Return Index (c)	6.03%	11.46%	10.91%	8.40%	8.87%	7.79%
FCF Risk Managed Sector Neutral Dividend Index (d)	2.53%	(0.83)%	5.39%	6.12%	6.35%	5.06%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 30, 2023 is 2.04%, 2.79% and 1.79% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is November 7, 2013 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Russell 1000 Value Total Return Index is a market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000, which represents approximately 98% of the investable U.S. equity market. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(d)	The FCF Risk Managed Sector Neutral Dividend Index (the “Dividend Index”) is reconstituted and rebalanced quarterly during March, June, September, and December. The Dividend Index establishes an equity portfolio typically consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and dividend yield rank (measured by dividend over market capitalization) from the constituents of the Russell 1000 Value Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow, payment of cash dividends for the previous four consecutive quarters, and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Dividend Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Russell 1000 Value Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

Portfolio Composition as of December 31, 2023

Holdings By Investment Type	% of Net Assets
Common Stocks	98.6%
Collateral For Securities Loaned	13.1%
Money Market Fund	1.5%
Liabilities in Excess of Other Assets	(13.2)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Momentum Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, compared to its benchmarks:

			Annualized
	Six Months	One Year	5 Year	Since Inception (a)
Donoghue Forlines Momentum Fund - Class A	7.72%	18.74%	4.31%	4.43%
Donoghue Forlines Momentum Fund - Class A with load	1.56%	11.94%	3.09%	3.55%
Donoghue Forlines Momentum Fund - Class C	7.34%	17.82%	3.52%	3.66%
Donoghue Forlines Momentum Fund - Class I	7.88%	19.10%	4.57%	4.70%
Russell 1000 Total Return Index (b)	8.44%	26.53%	15.52%	13.00%
FCF Risk Managed Sector Neutral Momentum Index (c)	9.02%	21.48%	10.37%	10.72%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses before fee waiver and/or reimbursement as stated in the fee table of the Fund’s prospectus dated October 30, 2023 is 2.27%, 3.02% and 2.02% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 23, 2016.

(b)	The Russell 1000 Total Return Index consists of the 1000 largest companies within the Russell 3000 index. Also known as Market Oriented Index, because it represents the group of stocks from which most active money managers choose.

(c)	The FCF Risk Managed Sector Neutral Momentum Index (the “Momentum Index”) is reconstituted and rebalanced quarterly during March, June, September, and December. The Momentum Index establishes an equity portfolio typically consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and momentum rank (measured by total return over standard deviation of weekly total return) from the constituents of the Russell 1000 Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Momentum Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Russell 1000 Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

Portfolio Composition as of December 31, 2023

Holdings By Investment Type	% of Net Assets
Common Stocks	97.8%
Collateral For Securities Loaned	16.2%
Money Market Fund	2.1%
Liabilities in Excess of Other Assets	(16.1)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Donoghue Forlines Risk Managed Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, compared to its benchmarks:

			Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Donoghue Forlines Risk Managed Income Fund - Class A	5.59%	9.22%	2.87%	2.68%
Donoghue Forlines Risk Managed Income Fund - Class A with load	0.27%	3.75%	1.82%	1.80%
Donoghue Forlines Risk Managed Income Fund - Class C	4.54%	7.19%	1.84%	1.77%
Donoghue Forlines Risk Managed Income Fund - Class I	5.12%	8.28%	2.85%	2.77%
S&P/LSTA U.S. Leveraged Loan 100 Index (c)	6.42%	13.11%	5.78%	4.69%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 30, 2023 is 1.63%, 2.38% and 1.38% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P/LSTA U.S. Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2023

Holdings By Investment Type	% of Net Assets
Open End Funds - Fixed Income	64.1%
Exchange-Traded Funds - Fixed Income	34.0%
Collateral for Securities Loaned	4.6%
Money Market Fund	2.0%
Liabilities in Excess of Other Assets	(4.7)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.6%
	EQUITY - 59.8%
164,193	Donoghue Forlines Innovation ETF(a)	$4,561,889
159,380	Donoghue Forlines Yield Enhanced Real Asset ETF(a)	4,603,389
52,630	FCF International Quality ETF(b)	1,533,638
80,141	FCF US Quality ETF	4,537,495
148,800	Veridien Climate Action ETF(a)	3,054,775
		18,291,186
	FIXED INCOME - 34.8%
6,767	SPDR Blackstone Senior Loan ETF	283,740
66,452	SPDR Bloomberg Investment Grade Floating Rate ETF	2,032,767
22,214	SPDR Bloomberg 1-3 Month T-Bill ETF	2,030,137
269,470	SPDR Portfolio High Yield Bond ETF	6,300,209
		10,646,853

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,758,875)	28,938,039

	OPEN END FUND — 3.1%
	FIXED INCOME - 3.1%
96,326	BlackRock Floating Rate Income Portfolio, Institutional Class	934,359
	TOTAL OPEN END FUND (Cost $918,756)

	SHORT-TERM INVESTMENTS — 2.5%
	COLLATERAL FOR SECURITIES LOANED - 0.1%
26,777	Mount Vernon Liquid Assets Portfolio, LLC, 5.55% (Cost $26,777)(c),(d)	26,777

	MONEY MARKET FUND - 2.4%
741,068	Fidelity Investments Money Market Government Portfolio, Class I, 5.24% (Cost $741,068)(d)	741,068

	TOTAL SHORT-TERM INVESTMENTS (Cost $767,845)	767,845

	TOTAL INVESTMENTS - 100.2% (Cost $29,445,476)	$30,640,243
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(43,710)
	NET ASSETS - 100.0%	$30,596,533

LLC - Limited Liability Company

SPDR - Standard & Poor’s Depositary Receipt

(a)	Affiliated Company – Donoghue Forlines Tactical Allocation Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	All or a portion of the security is on loan. Total fair value of the securities on loan as of December 31, 2023 was $26,226.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2023. Total collateral had a value of $26,777 at December 31, 2023.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.6%
	EQUITY - 7.2%
172,793	Donoghue Forlines Yield Enhanced Real Asset ETF(a)	$4,990,798

	FIXED INCOME - 79.4%
62,661	SPDR Blackstone Senior Loan ETF	2,627,376
660,636	SPDR Bloomberg Investment Grade Floating Rate ETF	20,208,856
221,032	SPDR Bloomberg 1-3 Month T-Bill ETF	20,200,114
502,051	SPDR Portfolio High Yield Bond ETF	11,737,952
		54,774,298

	TOTAL EXCHANGE-TRADED FUNDS (Cost $59,102,484)	59,765,096

	OPEN END FUND — 10.9%
	FIXED INCOME - 10.9%
425,389	BlackRock Floating Rate Income Portfolio, Institutional Class	4,126,312
444,256	John Hancock Floating Rate Income Fund, Class I	3,402,999
	TOTAL OPEN END FUND (Cost $7,452,018)	7,529,311

	SHORT-TERM INVESTMENT — 2.4%
	MONEY MARKET FUND - 2.4%
1,641,770	Fidelity Investments Money Market Government Portfolio, Class I, 5.24% (Cost $1,641,770)(b)	1,641,770

	TOTAL INVESTMENTS - 99.9% (Cost $68,196,272)	$68,936,177
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	28,750
	NET ASSETS - 100.0%	$68,964,927

SPDR - Standard & Poor’s Depositary Receipt

(a)	Affiliated Company – Donoghue Forlines Tactical Allocation Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6%
	APPAREL & TEXTILE PRODUCTS - 2.0%
6,634	Carter’s, Inc.	$496,820

	BANKING - 6.3%
10,098	Comerica, Inc.	563,570
4,602	Cullen/Frost Bankers, Inc.	499,271
48,071	New York Community Bancorp, Inc.	491,766
		1,554,607
	BEVERAGES - 3.7%
7,740	Coca-Cola Company (The)	456,118
2,688	PepsiCo, Inc.	456,530
		912,648
	BIOTECH & PHARMA - 7.9%
5,943	Gilead Sciences, Inc.(a)	481,442
2,925	Johnson & Johnson	458,465
4,436	Merck & Company, Inc.	483,613
49,275	Viatris, Inc.	533,648
		1,957,168
	CHEMICALS - 3.7%
4,757	LyondellBasell Industries N.V.	452,296
855	NewMarket Corporation	466,684
		918,980
	COMMERCIAL SUPPORT SERVICES - 2.0%
5,518	Robert Half, Inc.	485,143

	CONTAINERS & PACKAGING - 1.9%
47,716	Amcor PLC	459,982

	E-COMMERCE DISCRETIONARY - 2.0%
11,030	eBay, Inc.	481,129

	ELECTRIC UTILITIES - 5.8%
18,116	Clearway Energy, Inc.	496,922
7,292	Public Service Enterprise Group, Inc.	445,906

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	ELECTRIC UTILITIES - 5.8% (Continued)
12,825	Vistra Corporation	$494,019
		1,436,847
	FOOD - 3.8%
2,407	Hershey Company (The)	448,761
8,610	Kellanova	481,385
		930,146
	HEALTH CARE FACILITIES & SERVICES - 5.7%
1,726	Cigna Group (The)(a)	516,851
945	Elevance Health, Inc.(a)	445,624
818	UnitedHealth Group, Inc.(a)	430,652
		1,393,127
	INDUSTRIAL SUPPORT SERVICES - 3.9%
2,651	Ferguson PLC	511,829
4,643	MSC Industrial Direct Company, Inc.(a)	470,150
		981,979
	MACHINERY - 2.2%
1,804	Caterpillar, Inc.	533,389

	MULTI ASSET CLASS REIT - 2.1%
14,536	Apartment Income REIT Corporation	504,835

	OIL & GAS PRODUCERS - 7.4%
12,565	APA Corporation(a)	450,832
3,708	EOG Resources, Inc.	448,483
3,032	Marathon Petroleum Corporation	449,828
3,608	Valero Energy Corporation	469,039
		1,818,182
	PUBLISHING & BROADCASTING - 2.0%
3,187	Nexstar Media Group, Inc.(a)	499,562

	RETAIL - DISCRETIONARY - 2.0%
6,432	Best Buy Company, Inc.(a)	503,497

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	RETAIL REIT - 2.1%
3,659	Simon Property Group, Inc.	$521,920

	SEMICONDUCTORS - 4.0%
5,421	Microchip Technology, Inc.	488,866
3,505	QUALCOMM, Inc.	506,928
		995,794
	SOFTWARE - 1.9%
20,487	Gen Digital, Inc.	467,513

	SPECIALTY FINANCE - 10.8%
2,649	American Express Company	496,263
4,051	Capital One Financial Corporation(a)	531,167
4,864	Discover Financial Services	546,714
10,694	OneMain Holdings, Inc.	526,145
13,979	Synchrony Financial	533,858
		2,634,147
	TECHNOLOGY HARDWARE - 1.9%
9,350	Cisco Systems, Inc.	472,362

	TECHNOLOGY SERVICES - 5.8%
2,341	Broadridge Financial Solutions, Inc.	481,661
2,853	International Business Machines Corporation	466,608
39,347	Western Union Company (The)	469,016
		1,417,285
	TELECOMMUNICATIONS - 1.8%
11,801	Verizon Communications, Inc.	444,898

	TRANSPORTATION & LOGISTICS - 3.9%
2,016	Union Pacific Corporation	495,170
2,984	United Parcel Service, Inc.	469,174
		964,344
	TRANSPORTATION EQUIPMENT - 2.0%
8,458	Allison Transmission Holdings, Inc.	491,833

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $22,443,583)	$24,278,137

	SHORT-TERM INVESTMENTS — 14.6%
	COLLATERAL FOR SECURITIES LOANED - 13.1%
3,226,703	Mount Vernon Liquid Assets Portfolio, LLC, 5.55% (Cost $3,226,703)(b),(c)	3,226,703

	MONEY MARKET FUND - 1.5%
359,703	Fidelity Investments Money Market Government Portfolio, Class I, 5.24% (Cost $359,703)(c)	359,703

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,586,406)	3,586,406

	TOTAL INVESTMENTS - 113.2% (Cost $26,029,989)	$27,864,543
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.2)%	(3,249,293)
	NET ASSETS - 100.0%	$24,615,250

LLC - Limited Liability Company

N.V. - Naamioze Vennootschap

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $3,146,611.

(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2023. Total collateral had a value of $3,226,703 at December 31, 2023.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.8%
	APPAREL & TEXTILE PRODUCTS - 1.9%
369	Deckers Outdoor Corporation(a),(b)	$246,651

	BANKING - 1.8%
167	First Citizens BancShares, Inc.	236,968

	BIOTECH & PHARMA - 1.8%
414	Eli Lilly and Company	241,329

	CABLE & SATELLITE - 1.9%
5,846	Comcast Corporation	256,347

	CHEMICALS - 1.9%
463	NewMarket Corporation(b)	252,719

	CONSTRUCTION MATERIALS - 2.1%
1,354	Eagle Materials, Inc.	274,646

	CONSUMER SERVICES - 1.8%
1,791	Grand Canyon Education, Inc.(a)	236,484

	ELECTRIC UTILITIES - 2.0%
6,944	Vistra Corporation	267,483

	ELECTRICAL EQUIPMENT - 1.9%
7,261	Vontier Corporation	250,868

	ENTERTAINMENT CONTENT - 2.0%
6,534	AppLovin Corporation(a)	260,380

	HEALTH CARE FACILITIES & SERVICES - 7.8%
2,414	DaVita, Inc.(a),(b)	252,891
905	Medpace Holdings, Inc.(a)	277,409
670	Molina Healthcare, Inc.(a),(b)	242,078

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 7.8% (Continued)
3,549	Tenet Healthcare Corporation(a),(b)	$268,198
		1,040,576
	HOUSEHOLD PRODUCTS - 3.5%
2,534	Church & Dwight Company, Inc.	239,615
1,595	Procter & Gamble Company (The)	233,731
		473,346
	INDUSTRIAL SUPPORT SERVICES - 4.2%
6,991	Core & Main, Inc.(a)	282,506
1,435	Ferguson PLC	277,055
		559,561
	INSURANCE - 1.8%
1,169	Primerica, Inc.	240,533

	INTERNET MEDIA & SERVICES - 4.0%
1,798	Expedia Group, Inc.(a)	272,918
749	Meta Platforms, Inc. (a)	265,116
		538,034
	LEISURE FACILITIES & SERVICES - 2.2%
2,279	Royal Caribbean Cruises Ltd.(a),(b)	295,108

	MEDICAL EQUIPMENT & DEVICES - 2.2%
526	IDEXX Laboratories, Inc.(a)	291,956

	OIL & GAS PRODUCERS - 3.6%
1,344	Cheniere Energy, Inc.	229,434
1,642	Marathon Petroleum Corporation	243,607
		473,041
	RETAIL - CONSUMER STAPLES - 2.1%
420	Costco Wholesale Corporation	277,234

	RETAIL - DISCRETIONARY - 6.2%
1,826	Builders FirstSource, Inc.(a)	304,831
2,779	TJX Companies, Inc. (The)	260,698

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	RETAIL - DISCRETIONARY - 6.2% (Continued)
1,306	Williams-Sonoma, Inc.(b)	$263,525
		829,054
	SEMICONDUCTORS - 8.2%
1,635	Applied Materials, Inc.	264,984
265	Broadcom, Inc.	295,807
343	Lam Research Corporation	268,658
524	NVIDIA Corporation	259,495
		1,088,944
	SOFTWARE - 20.4%
401	Adobe, Inc.(a)	239,237
4,704	Bentley Systems, Inc.(b)	245,455
896	Cadence Design Systems, Inc.(a)	244,044
1,033	Crowdstrike Holdings, Inc.(a)	263,746
1,098	Manhattan Associates, Inc.(a)	236,421
646	Microsoft Corporation(b)	242,922
4,711	Pegasystems, Inc.(b)	230,179
357	ServiceNow, Inc.(a)	252,217
451	Synopsys, Inc.(a)	232,224
905	Workday, Inc.(a)	249,834
1,240	Zscaler, Inc.(a)	274,735
		2,711,014
	SPECIALTY REITS - 2.0%
3,843	Iron Mountain, Inc.	268,933

	TECHNOLOGY SERVICES - 10.5%
1,267	Broadridge Financial Solutions, Inc.	260,685
1,964	Coinbase Global, Inc.(a),(b)	341,579
671	Moody’s Corporation	262,066
3,721	Shift4 Payments, Inc.(a),(b)	276,619
954	Visa, Inc.(b)	248,374
		1,389,323

	TOTAL COMMON STOCKS (Cost $11,580,946)	13,000,532

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 18.3%
	COLLATERAL FOR SECURITIES LOANED - 16.2%
2,154,668	Mount Vernon Liquid Assets Portfolio, LLC, 5.55% (Cost $2,154,668)(c),(d)	$2,154,668

	MONEY MARKET FUND - 2.1%
270,830	Fidelity Investments Money Market Government Portfolio, Class I 5.24% (Cost $270,830)(d)	270,830

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,425,498)	2,425,498

	TOTAL INVESTMENTS - 116.1% (Cost $14,006,444)	$15,426,030
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.1)%	(2,136,810)
	NET ASSETS - 100.0%	$13,289,220

LLC - Limited Liability Company

Ltd. - Limited Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $2,082,964.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2023. Total collateral had a value of $2,154,668 at December 31, 2023.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 34.0%
	FIXED INCOME - 34.0%
123,123	Invesco Senior Loan ETF(a)	$2,607,745
160,599	SPDR Blackstone Senior Loan ETF	6,733,916
443,269	SPDR Portfolio High Yield Bond ETF	10,363,629
	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,248,351)	19,705,290

	OPEN END FUNDS — 64.1%
	FIXED INCOME – 64.1%
376,902	BlackRock Floating Rate Income Portfolio, Institutional Class	3,655,950
1,023,042	Eaton Vance Floating-Rate Advantaged Fund, Class I	10,291,805
373,054	John Hancock Floating Rate Income Fund, Class I	2,857,596
1,254,271	Lord Abbett Floating Rate Fund, Class I	10,222,308
1,281,897	Virtus Seix Floating Rate High Income Fund, Class I	10,152,625
	TOTAL OPEN END FUNDS (Cost $36,544,011)	37,180,284

	SHORT-TERM INVESTMENTS — 6.6%
	COLLATERAL FOR SECURITIES LOANED - 4.6%
2,681,419	Mount Vernon Liquid Assets Portfolio, LLC, 5.55% (Cost $2,681,419)(b),(c)	2,681,419

	MONEY MARKET FUND - 2.0%
1,151,501	Fidelity Investments Money Market Government Portfolio , Class I, 5.24% (Cost $1,151,501)(c)	1,151,501

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,832,920)	3,832,920

	TOTAL INVESTMENTS - 104.7% (Cost $59,625,282)	$60,718,494
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7)%	(2,702,359)
	NET ASSETS - 100.0%	$58,016,135

LLC - Limited Liability Company

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $2,581,270.

(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2023. Total collateral had a value of $2,681,419 at December 31, 2023.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2023

	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines
	Tactical Allocation	Tactical Income	Dividend	Momentum	Risk Managed Income
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$18,414,982	$63,551,608	$26,029,989	$14,006,444	$59,625,282
Affiliated investments at cost	11,030,494	4,644,664	—	—	—
Total investments at cost	$29,445,476	$68,196,272	$26,029,989	$14,006,444	$59,625,282
Unaffiliated investments at value *	$18,420,190	$63,945,379	$27,864,543	$15,426,030	$60,718,494
Affiliated investments at value	12,220,053	4,990,798	—	—	—
Total investments at value	30,640,243	68,936,177	27,864,543	15,426,030	60,718,494
Receivable for Fund shares sold	646	30,556	2,777	407	17,933
Dividends and interest receivable	13,398	43,916	22,822	13,547	6,295
Prepaid expenses and other assets	17,764	37,417	36,104	31,141	28,412
TOTAL ASSETS	30,672,051	69,048,066	27,926,246	15,471,125	60,771,134

LIABILITIES
Security lending collateral (Note 6)	26,777	—	3,226,703	2,154,668	2,681,419
Payable for Fund shares repurchased	15,585	10,395	12,831	3,569	7,389
Investment advisory fees payable	6,357	48,905	20,639	3,341	32,959
Distribution (12b-1) fees payable	1,987	1,434	4,946	668	604
Payable to related parties	6,235	6,006	1,460	2,728	11,079
Payable to trustees	365	347	366	307	346
Accrued expenses and other liabilities	18,212	16,052	44,051	16,624	21,203
TOTAL LIABILITIES	75,518	83,139	3,310,996	2,181,905	2,754,999
NET ASSETS	$30,596,533	$68,964,927	$24,615,250	$13,289,220	$58,016,135

COMPOSITION OF NET ASSETS:
Paid in capital	$34,745,992	$89,849,369	$146,348,135	$13,761,728	$62,947,737
Accumulated losses	(4,149,459)	(20,884,442)	(121,732,885)	(472,508)	(4,931,602)
NET ASSETS	$30,596,533	$68,964,927	$24,615,250	$13,289,220	$58,016,135

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$6,782,788	$2,963,540	$6,715,031	$755,292	$117
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	663,555	330,694	798,062	64,462	12
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.22	$8.96	$8.41	$11.72	$9.86	(b)
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (a)	$10.76	$9.43	$8.85	$12.34	$10.38

Class C Shares:
Net Assets	$681,849	$960,665	$4,214,636	$613,319	$718,697
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	67,703	108,803	505,432	55,224	75,327
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.07	$8.83	$8.34	$11.11	$9.54

Class I Shares:
Net Assets	$23,131,896	$65,040,722	$13,685,583	$11,920,609	$57,297,321
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,271,139	7,273,794	1,634,994	1,001,349	5,948,253
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.19	$8.94	$8.37	$11.90	$9.63

*	Includes Securities Loaned $26,226; $0; $3,146,611; $2,082,964; $2,581,270

(a)	On investments of $50,000 or more, the offering price is reduced.

(b)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2023

	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines
	Tactical Allocation	Tactical Income	Dividend	Momentum	Risk Managed Income
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends - Unaffiliated Investments (including foreign dividend tax withholding of $0, $0, $1,704, $850, and $0, respectively)	$390,522	$1,495,659	$520,596	$54,648	$3,354,535
Dividends - Affiliated Investments	165,824	179,841	—	—	—
Interest	25,727	144,683	10,120	5,293	126,342
Securities lending	8,201	9,512	5,555	2,123	75,833
TOTAL INVESTMENT INCOME	590,274	1,829,695	536,271	62,064	3,556,710

EXPENSES
Investment advisory fees	94,085	283,722	138,444	51,347	244,692
Distribution (12b-1) fees:
Class A	8,651	3,771	9,201	966	—
Class C	3,256	4,779	21,841	2,962	3,491
Accounting services fees	20,590	22,173	20,721	19,850	23,101
Registration fees	20,111	27,583	25,138	22,556	22,693
Administration fees	18,863	34,691	20,163	11,453	43,834
Audit fees	9,545	9,350	9,545	9,350	9,350
Trustees’ fees and expenses	8,045	8,045	8,045	8,045	8,045
Legal fees	6,318	6,318	6,284	6,284	6,284
Transfer agent fees	5,495	8,025	17,042	4,465	21,158
Compliance officer fees	5,055	6,041	5,300	4,022	8,127
Third party administrative servicing fees	4,077	11,143	12,093	2,527	12,121
Printing and postage expenses	3,805	6,318	6,318	2,514	8,763
Custodian fees	2,514	2,514	2,514	2,514	3,736
Insurance expense	1,607	1,705	1,603	1,505	1,902
Other expenses	2,514	2,514	2,514	2,514	2,514
TOTAL EXPENSES	214,531	438,692	306,766	152,874	419,811
Less: Fees waived by the Advisor	(52,007)	—	—	(46,042)	—
Less: Fees waived by the Advisor for affiliated investments	(6,950)	(3,473)	—	—	—
NET EXPENSES	155,574	435,219	306,766	106,832	419,811

NET INVESTMENT INCOME (LOSS)	434,700	1,394,476	229,505	(44,768)	3,136,899

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from unaffiliated investments	(182,829)	233,786	(811,027)	167,872	(332,240)
Net realized gain from affiliated investments	126,587	11,521	—	—	—
Net change in unrealized appreciation on unaffiliated investments	631,683	484,069	1,112,679	638,235	605,026
Net change in unrealized appreciation on affiliated investments	776,263	296,373	—	—	—
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,351,704	1,025,749	301,652	806,107	272,786

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,786,404	$2,420,225	$531,157	$761,339	$3,409,685

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
FROM OPERATIONS	(Unaudited)
Net investment income	$434,700	$763,036
Net realized loss from security transactions	(56,242)	(3,986,787)
Distributions of realized gains from underlying investment companies	—	43,641
Net change in unrealized appreciation on investments	1,407,946	5,691,155
Net increase in net assets resulting from operations	1,786,404	2,511,045

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(104,930)	(218,418)
Class C	(8,026)	(12,311)
Class I	(317,096)	(531,939)
Net decrease in net assets resulting from distributions to shareholders	(430,052)	(762,668)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	477,891	524,507
Class C	—	—
Class I	8,633,029	1,356,476
Net asset value of shares issued in reinvestment of distributions:
Class A	98,187	210,913
Class C	7,770	11,899
Class I	304,110	518,576
Payments for shares redeemed:
Class A	(2,368,341)	(3,419,481)
Class C	(8,623)	(142,554)
Class I	(5,731,247)	(9,353,549)
Net increase (decrease) in net assets resulting from shares of beneficial interest	1,412,776	(10,293,213)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,769,128	(8,544,836)

NET ASSETS
Beginning of Period	27,827,405	36,372,241
End of Period	$30,596,533	$27,827,405

SHARE ACTIVITY
Class A:
Shares Sold	49,220	55,929
Shares Reinvested	10,049	22,773
Shares Redeemed	(242,539)	(369,289)
Net decrease in shares of beneficial interest outstanding	(183,270)	(290,587)

Class C:
Shares Sold	—	—
Shares Reinvested	810	1,301
Shares Redeemed	(920)	(15,748)
Net decrease in shares of beneficial interest outstanding	(110)	(14,447)

Class I:
Shares Sold	856,212	145,569
Shares Reinvested	31,047	56,181
Shares Redeemed	(588,881)	(1,001,646)
Net increase (decrease) in shares of beneficial interest outstanding	298,378	(799,896)

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
FROM OPERATIONS	(Unaudited)
Net investment income	$1,394,476	$1,296,887
Net realized gain (loss) from security transactions	245,307	(2,452,629)
Distributions of realized gains from underlying investment companies	—	21,658
Net change in unrealized appreciation on investments	780,442	1,999,045
Net increase in net assets resulting from operations	2,420,225	864,961

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(31,112)	(90,918)
Class C	(8,254)	(22,548)
Class I	(692,228)	(1,181,465)
Net decrease in net assets resulting from distributions to shareholders	(731,594)	(1,294,931)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	58,454	89,436
Class C	5,909	24,025
Class I	50,190,183	5,642,892
Net asset value of shares issued in reinvestment of distributions:
Class A	28,417	82,722
Class C	7,324	20,267
Class I	636,697	1,114,227
Payments for shares redeemed:
Class A	(301,992)	(738,285)
Class C	(30,295)	(287,032)
Class I	(23,822,528)	(12,331,110)
Net increase (decrease) in net assets resulting from shares of beneficial interest	26,772,169	(6,382,858)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,460,800	(6,812,828)

NET ASSETS
Beginning of Period	40,504,127	47,316,955
End of Period	$68,964,927	$40,504,127

SHARE ACTIVITY
Class A:
Shares Sold	6,727	10,285
Shares Reinvested	3,285	9,612
Shares Redeemed	(34,748)	(84,887)
Net decrease in shares of beneficial interest outstanding	(24,736)	(64,990)

Class C:
Shares Sold	678	2,795
Shares Reinvested	858	2,383
Shares Redeemed	(3,510)	(32,895)
Net decrease in shares of beneficial interest outstanding	(1,974)	(27,717)

Class I:
Shares Sold	5,712,459	642,053
Shares Reinvested	73,777	129,825
Shares Redeemed	(2,730,257)	(1,419,259)
Net increase (decrease) in shares of beneficial interest outstanding	3,055,979	(647,381)

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
FROM OPERATIONS	(Unaudited)
Net investment income	$229,505	$491,226
Net realized loss from security transactions	(811,027)	(3,017,075)
Net change in unrealized appreciation on investments	1,112,679	1,457,025
Net increase (decrease) in net assets resulting from operations	531,157	(1,068,824)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(44,215)	(133,129)
Class C	(12,322)	(35,642)
Class I	(122,009)	(323,274)
Net decrease in net assets resulting from distributions to shareholders	(178,546)	(492,045)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	56,145	378,228
Class C	15,677	35,921
Class I	2,167,027	5,234,905
Net asset value of shares issued in reinvestment of distributions:
Class A	41,601	125,093
Class C	11,010	32,210
Class I	114,915	306,586
Payments for shares redeemed:
Class A	(1,513,984)	(3,547,171)
Class C	(902,315)	(1,615,114)
Class I	(5,924,274)	(6,642,183)
Net decrease in net assets resulting from shares of beneficial interest	(5,934,198)	(5,691,525)

TOTAL DECREASE IN NET ASSETS	(5,581,587)	(7,252,394)

NET ASSETS
Beginning of Period	30,196,837	37,449,231
End of Period	$24,615,250	$30,196,837

SHARE ACTIVITY
Class A:
Shares Sold	7,031	44,620
Shares Reinvested	5,239	15,162
Shares Redeemed	(188,179)	(418,411)
Net decrease in shares of beneficial interest outstanding	(175,909)	(358,629)

Class C:
Shares Sold	1,966	4,288
Shares Reinvested	1,417	3,960
Shares Redeemed	(111,523)	(187,619)
Net decrease in shares of beneficial interest outstanding	(108,140)	(179,371)

Class I:
Shares Sold	266,117	610,372
Shares Reinvested	14,528	37,318
Shares Redeemed	(759,139)	(802,258)
Net decrease in shares of beneficial interest outstanding	(478,494)	(154,568)

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
FROM OPERATIONS	(Unaudited)
Net investment loss	$(44,768)	$(61,587)
Net realized gain (loss) from security transactions	167,872	(1,070,624)
Net change in unrealized appreciation on investments	638,235	1,467,518
Net increase in net assets resulting from operations	761,339	335,307

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,400	4,800
Class C	11,508	7,281
Class I	4,337,860	654,031
Payments for shares redeemed:
Class A	(164,554)	(255,161)
Class C	(44,679)	(219,141)
Class I	(1,074,501)	(2,312,221)
Net increase (decrease) in net assets resulting from shares of beneficial interest	3,068,034	(2,120,411)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,829,373	(1,785,104)

NET ASSETS
Beginning of Period	9,459,847	11,244,951
End of Period	$13,289,220	$9,459,847

SHARE ACTIVITY
Class A:
Shares Sold	220	459
Shares Redeemed	(15,141)	(24,710)
Net decrease in shares of beneficial interest outstanding	(14,921)	(24,251)

Class C:
Shares Sold	1,142	728
Shares Redeemed	(4,391)	(21,367)
Net decrease in shares of beneficial interest outstanding	(3,249)	(20,639)

Class I:
Shares Sold	375,001	60,920
Shares Redeemed	(97,295)	(218,689)
Net increase (decrease) in shares of beneficial interest outstanding	277,706	(157,769)

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
FROM OPERATIONS	(Unaudited)
Net investment income	$3,136,899	$2,787,083
Net realized loss from security transactions	(332,240)	(2,249,831)
Net change in unrealized appreciation on investments	605,026	490,970
Net increase in net assets resulting from operations	3,409,685	1,028,222

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(6)	(96)
Class C	(31,835)	(15,254)
Class I	(3,143,971)	(2,747,173)
Net decrease in net assets resulting from distributions to shareholders	(3,175,812)	(2,762,523)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class C	27,946	—
Class I	33,506,692	40,186,847
Net asset value of shares issued in reinvestment of distributions:
Class A	6	96
Class C	30,471	14,533
Class I	1,619,484	2,388,736
Payments for shares redeemed:
Class A	—	(19,978)
Class C	(1,098)	(20,439)
Class I	(68,894,375)	(37,696,470)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(33,710,874)	4,853,325

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,477,001)	3,119,024

NET ASSETS
Beginning of Period	91,493,136	88,374,112
End of Period	$58,016,135	$91,493,136

SHARE ACTIVITY
Class A:
Shares Reinvested	1	10
Shares Redeemed	—	(2,081)
Net increase (decrease) in shares of beneficial interest outstanding	1	(2,071)

Class C:
Shares Sold	2,904	—
Shares Reinvested	3,210	1,530
Shares Redeemed	(114)	(2,140)
Net increase (decrease) in shares of beneficial interest outstanding	6,000	(610)

Class I:
Shares Sold	3,435,369	4,136,953
Shares Reinvested	169,089	249,395
Shares Redeemed	(7,085,127)	(3,913,255)
Net increase (decrease) in shares of beneficial interest outstanding	(3,480,669)	473,093

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2023		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2023		2022		2021	2020	2019
Net asset value, beginning of period	$9.66		$9.13		$10.92		$9.06	$9.80	$9.88
Activity from investment operations:
Net investment income (1)	0.16		0.21		0.17		0.07	0.11	0.19
Net realized and unrealized gain (loss) on investments	0.55		0.55		(1.76)		1.86	(0.76)	(0.10)
Total from investment operations	0.71		0.76		(1.59)		1.93	(0.65)	0.09
Less distributions from:
Net investment income	(0.15)		(0.23)		(0.20)		(0.07)	(0.09)	(0.17)
Total distributions	(0.15)		(0.23)		(0.20)		(0.07)	(0.09)	(0.17)
Net asset value, end of period	$10.22		$9.66		$9.13		$10.92	$9.06	$9.80
Total return (2)	7.47	% (5)	8.47%		(14.88)%		21.34%	(6.73)%	0.95%
Net assets, at end of period (000s)	$6,783		$8,183		$10,388		$15,277	$15,318	$16,944
Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	1.87	% (6)	1.69%		1.52%		1.46%	1.32%	1.32%
Ratio of net expenses to average net assets (3)	1.39	% (6,7)	1.38	% (7)	1.38	% (7)	1.45%	1.32%	1.34%
Ratio of net investment income to average net assets (3,4)	3.31	% (6,7)	2.34	% (7)	1.74	% (7)	0.64%	1.10%	1.95%
Portfolio Turnover Rate	134	% (5)	251%		290%		150%	294%	210%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized

(6)	Annualized

(7)	Including fees waived by the advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Net expenses to average net assets	1.45	% (6)	1.45%	1.45%	N/A	N/A	N/A
Net investment income to average net assets	3.25	% (6)	2.27%	1.67%	N/A	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2023		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2023		2022		2021	2020	2019
Net asset value, beginning of period	$9.52		$9.02		$10.85		$9.02	$9.79	$9.86
Activity from investment operations:
Net investment income (loss) (1)	0.12		0.14		0.10		(0.01)	0.03	0.11
Net realized and unrealized gain (loss) on investments	0.55		0.54		(1.75)		1.86	(0.75)	(0.09)
Total from investment operations	0.67		0.68		(1.65)		1.85	(0.72)	0.02
Less distributions from:
Net investment income	(0.12)		(0.18)		(0.18)		(0.02)	(0.05)	(0.09)
Total distributions	(0.12)		(0.18)		(0.18)		(0.02)	(0.05)	(0.09)
Net asset value, end of period	$10.07		$9.52		$9.02		$10.85	$9.02	$9.79
Total return (2)	7.09	% (5)	7.59%		(15.51)%		20.54%	(7.46)%	0.26%
Net assets, at end of period (000s)	$682		$646		$742		$886	$647	$915
Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	2.62	% (6)	2.44%		2.27%		2.21%	2.07%	2.07%
Ratio of net expenses to average net assets (3)	2.14	% (6,7)	2.13	% (7)	2.13	% (7)	2.20%	2.07%	2.09%
Ratio of net investment income (loss) to average net assets (3,4)	2.57	% (6,7)	1.62	% (7)	1.02	% (7)	(0.05)%	0.26%	1.18%
Portfolio Turnover Rate	134	% (5)	251%		290%		150%	294%	210%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized

(6)	Annualized

(7)	Including fees waived by the advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Net expenses to average net assets	2.20	% (6)	2.20%	2.20%	N/A	N/A	N/A
Net investment income to average net assets	2.51	% (6)	1.55%	0.95%	N/A	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2023		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2023		2022		2021	2020	2019
Net asset value, beginning of period	$9.63		$9.10		$10.87		$9.02	$9.78	$9.88
Activity from investment operations:
Net investment income (1)	0.17		0.23		0.20		0.08	0.13	0.21
Net realized and unrealized gain (loss) on investments	0.56		0.56		(1.76)		1.87	(0.76)	(0.09)
Total from investment operations	0.73		0.79		(1.56)		1.95	(0.63)	0.12
Less distributions from:
Net investment income	(0.17)		(0.26)		(0.21)		(0.10)	(0.13)	(0.22)
Total distributions	(0.17)		(0.26)		(0.21)		(0.10)	(0.13)	(0.22)
Net asset value, end of period	$10.19		$9.63		$9.10		$10.87	$9.02	$9.78
Total return (2)	7.64	% (3,6)	8.78	% (5)	(14.65)%		21.63%	(6.52)%	1.27%
Net assets, at end of period (000s)	$23,132		$18,998		$25,242		$42,736	$68,640	$99,627
Ratio of expenses to average net assets before Advisory fee waiver/recapture (4)	1.62	% (7)	1.44%		1.27%		1.21%	1.07%	1.07%
Ratio of net expenses to average net assets (4)	1.14	% (7,8)	1.13	% (8)	1.13	% (8)	1.20%	1.07%	1.09%
Ratio of net investment income to average net assets (4,5)	3.57	% (7,8)	2.58	% (8)	2.00	% (8)	0.83%	1.35%	2.20%
Portfolio Turnover Rate	134	% (6)	251%		290%		150%	294%	210%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized

(7)	Annualized

(8)	Including fees waived by the advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Net expenses to average net assets	1.20	% (7)	1.20%	1.20%	N/A	N/A	N/A
Net investment income to average net assets	3.51	% (7)	2.52%	1.93%	N/A	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2023		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2023		2022		2021	2020	2019
Net asset value, beginning of Period	$8.67		$8.75		$9.78		$9.22	$9.94	$9.70
Activity from investment operations:
Net investment income (1)	0.21		0.23		0.12		0.11	0.15	0.28
Net realized and unrealized gain (loss) on investments	0.17		(0.06)		(1.00)		0.57	(0.72)	0.22
Total from investment operations	0.38		0.17		(0.88)		0.68	(0.57)	0.50
Less distributions from:
Net investment income	(0.09)		(0.25)		(0.15)		(0.12)	(0.15)	(0.26)
Total distributions	(0.09)		(0.25)		(0.15)		(0.12)	(0.15)	(0.26)
Net asset value, end of period	$8.96		$8.67		$8.75		$9.78	$9.22	$9.94
Total return (2)	4.42	% (5)	2.03%		(9.12)%		7.37%	(5.82)%	5.24%
Net assets, at end of period (000s)	$2,964		$3,082		$3,679		$5,422	$7,266	$13,910
Ratio of expenses to average net assets (3)	1.75	% (6,7)	1.82	% (7)	1.76	% (7)	1.70%	1.61%	1.54%
Ratio of net investment income to average net assets (3,4)	4.75	% (6,7)	2.69	% (7)	1.32	% (7)	1.18%	1.55%	2.87%
Portfolio Turnover Rate	267	% (5)	430%		545%		205%	221%	175%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized

(6)	Annualized

(7)	Including fees waived by the advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	1.76	% (6)	1.85%	1.78%	N/A	N/A	N/A
Net investment income to average net assets	4.74	% (6)	2.66%	1.30%	N/A	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2023		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2023		2022		2021	2020	2019
Net asset value, beginning of Period	$8.56		$8.66		$9.71		$9.13	$9.83	$9.60
Activity from investment operations:
Net investment income (1)	0.17		0.16		0.04		0.04	0.06	0.20
Net realized and unrealized gain (loss) on investments	0.17		(0.06)		(0.98)		0.55	(0.69)	0.22
Total from investment operations	0.34		0.10		(0.94)		0.59	(0.63)	0.42
Less distributions from:
Net investment income	(0.07)		(0.20)		(0.11)		(0.01)	(0.07)	(0.19)
Total distributions	(0.07)		(0.20)		(0.11)		(0.01)	(0.07)	(0.19)
Net asset value, end of period	$8.83		$8.56		$8.66		$9.71	$9.13	$9.83
Total return (2)	4.06	% (5)	1.24%		(9.74)%		6.47%	(6.50)%	4.47%
Net assets, at end of period (000s)	$961		$948		$1,199		$1,384	$3,416	$3,493
Ratio of expenses to average net assets (3)	2.50	% (6,7)	2.57	% (7)	2.51	% (7)	2.45%	2.36%	2.29%
Ratio of net investment income to average net assets (3,4)	3.97	% (6,7)	1.92	% (7)	0.48	% (7)	0.39%	0.64%	2.10%
Portfolio Turnover Rate	267	% (5)	430%		545%		205%	221%	175%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Including fees waived by the advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	2.51	% (6)	2.60%	2.53%	N/A	N/A	N/A
Net investment income to average net assets	3.96	% (6)	1.89%	0.46%	N/A	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2023		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2023		2022		2021	2020	2019
Net asset value, beginning of Period	$8.65		$8.72		$9.74		$9.20	$9.93	$9.71
Activity from investment operations:
Net investment income (1)	0.22		0.25		0.14		0.14	0.18	0.30
Net realized and unrealized gain (loss) on investments	0.17		(0.05)		(0.99)		0.55	(0.72)	0.23
Total from investment operations	0.39		0.20		(0.85)		0.69	(0.54)	0.53
Less distributions from:
Net investment income	(0.10)		(0.27)		(0.17)		(0.15)	(0.19)	(0.31)
Total distributions	(0.10)		(0.27)		(0.17)		(0.15)	(0.19)	(0.31)
Net asset value, end of period	$8.94		$8.65		$8.72		$9.74	$9.20	$9.93
Total return (2)	4.50	% (5)	2.35%		(8.87)%		7.50%	(5.54)%	5.56%
Net assets, at end of period (000s)	$65,041		$36,474		$42,439		$54,631	$77,885	$135,463
Ratio of expenses to average net assets (3)	1.50	% (6,7)	1.57	% (7)	1.51	% (7)	1.45%	1.36%	1.29%
Ratio of net investment income to average net assets (3,4)	4.94	% (6,7)	2.95	% (7)	1.54	% (7)	1.43%	1.80%	3.03%
Portfolio Turnover Rate	267	% (5)	430%		545%		205%	221%	175%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

(7)	Including fees waived by the advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	1.51	% (6)	1.60%	1.53%	N/A	N/A	N/A
Net investment income to average net assets	4.93	% (6)	2.92%	1.52%	N/A	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of Period	$8.20		$8.56	$9.15	$7.01	$8.43	$11.60
Activity from investment operations:
Net investment income (1)	0.07		0.12	0.15	0.13	0.13	0.20
Net realized and unrealized gain (loss) on investments	0.19		(0.36)	(0.58)	2.35	(1.41)	(0.79)
Total from investment operations	0.26		(0.24)	(0.43)	2.48	(1.28)	(0.59)
Less distributions from:
Net investment income	(0.05)		(0.12)	(0.16)	(0.34)	(0.14)	(0.18)
Net realized gains	—		—	—	—	—	(2.40)
Total distributions	(0.05)		(0.12)	(0.16)	(0.34)	(0.14)	(2.58)
Paid-in-Capital From Redemption Fees (1)	—		—	—	0.00	0.00 (2)	0.00 (2)
Net asset value, end of period	$8.41		$8.20	$8.56	$9.15	$7.01	$8.43
Total return (3)	3.20	% (4,7)	(2.81)%	(4.82)%	36.34%	(15.48)%	(5.82)%
Net assets, at end of period (000s)	$6,715		$7,982	$11,406	$14,488	$17,009	$56,578
Ratio of expenses to average net assets (5)	2.24	% (8)	2.02%	1.81%	1.83%	1.66%	1.52%
Ratio of net investment income to average net assets (5,6)	1.65	% (8)	1.36%	1.66%	1.65%	1.70%	1.97%
Portfolio Turnover Rate	208	% (7)	193%	156%	309%	253%	319%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of Period	$8.13		$8.49	$9.08	$6.94	$8.38	$11.51
Activity from investment operations:
Net investment income (1)	0.04		0.05	0.08	0.07	0.07	0.12
Net realized and unrealized gain (loss) on investments	0.19		(0.35)	(0.58)	2.33	(1.41)	(0.77)
Total from investment operations	0.23		(0.30)	(0.50)	2.40	(1.34)	(0.65)
Less distributions from:
Net investment income	(0.02)		(0.06)	(0.09)	(0.26)	(0.10)	(0.08)
Net realized gains	—		—	—	—	—	(2.40)
Total distributions	(0.02)		(0.06)	(0.09)	(0.26)	(0.10)	(2.48)
Net asset value, end of period	$8.34		$8.13	$8.49	$9.08	$6.94	$8.38
Total return (2)	2.89	% (5)	(3.58)%	(5.58)%	35.42%	(16.15)%	(6.43)%
Net assets, at end of period (000s)	$4,215		$4,987	$6,729	$9,174	$12,788	$32,900
Ratio of expenses to average net assets (3)	2.99	% (6)	2.77%	2.56%	2.58%	2.41%	2.27%
Ratio of net investment income to average net assets (3,4)	0.89	% (6)	0.60%	0.90%	0.89%	0.96%	1.20%
Portfolio Turnover Rate	208	% (5)	193%	156%	309%	253%	319%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2023		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2023		2022	2021	2020	2019
Net asset value, beginning of Period	$8.15		$8.52		$9.11	$6.99	$8.39	$11.60
Activity from investment operations:
Net investment income (1)	0.08		0.14		0.18	0.15	0.15	0.22
Net realized and unrealized gain (loss) on investments	0.20		(0.37)		(0.59)	2.34	(1.40)	(0.78)
Total from investment operations	0.28		(0.23)		(0.41)	2.49	(1.25)	(0.56)
Less distributions from:
Net investment income	(0.06)		(0.14)		(0.18)	(0.37)	(0.15)	(0.25)
Net realized gains	—		—		—	—	—	(2.40)
Total distributions	(0.06)		(0.14)		(0.18)	(0.37)	(0.15)	(2.65)
Paid-in-Capital From Redemption Fees (1)	—		—		—	—	—	0.00 (2)
Net asset value, end of period	$8.37		$8.15		$8.52	$9.11	$6.99	$8.39
Total return (3)	3.35	% (7)	(2.68	)% (4)	(4.60)%	36.60%	(15.19)%	(5.53)%
Net assets, at end of period (000s)	$13,686		$17,228		$19,314	$24,408	$28,164	$205,128
Ratio of expenses to average net assets (5)	1.99	% (8)	1.77%		1.56%	1.58%	1.41%	1.27%
Ratio of net investment income to average net assets (5,6)	1.87	% (8)	1.63%		1.90%	1.89%	1.95%	2.20%
Portfolio Turnover Rate	208	% (7)	193%		156%	309%	253%	319%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2023		June 30,	June 30,	June 30,	June 30,		June 30,
	(Unaudited)		2023	2022	2021	2020		2019
Net asset value, beginning of period	$10.88		$10.49	$12.32	$7.76	$10.38		$10.63
Activity from investment operations:
Net investment income (loss) (1)	(0.06)		(0.08)	(0.15)	(0.10)	(0.06)		0.00 (2)
Net realized and unrealized gain (loss) on investments	0.90		0.47	(1.68)	4.66	(2.11)		0.33
Total from investment operations	0.84		0.39	(1.83)	4.56	(2.17)		0.33
Less distributions from:
Net investment income	—		—	—	—	—		(0.01)
Net realized gains	—		—	—	—	(0.45)		(0.57)
Return of capital	—		—	—	—	(0.00	) (2)	—
Total distributions	—		—	—	—	(0.45)		(0.58)
Paid-in-Capital From Redemption Fees (1)	—		—	—	—	—		0.00 (2)
Net asset value, end of period	$11.72		$10.88	$10.49	$12.32	$7.76		$10.38
Total return (3)	7.72	% (4)	3.72%	(14.85)%	58.76%	(21.99)%		3.36%
Net assets, at end of period (000s)	$755		$864	$1,088	$1,555	$1,314		$5,610
Ratio of expenses to average net assets before fee waivers/recapture (4)	3.15	% (5)	3.05%	2.64%	2.46%	1.97%		1.76%
Ratio of net expenses after waiver/recapture to average net assets (6)	2.25	% (5)	2.25%	2.25%	2.25%	1.97%		1.76%
Ratio of net investment income (loss) to average net assets (6,7)	(1.07	)% (5)	(0.76)%	(1.23)%	(0.98)%	(0.56)%		0.03%
Portfolio Turnover Rate	95	% (4)	296%	222%	400%	428%		571%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2023		June 30,	June 30,	June 30,	June 30,		June 30,
	(Unaudited)		2023	2022	2021	2020		2019
Net asset value, beginning of period	$10.35		$10.06	$11.90	$7.55	$10.19		$10.51
Activity from investment operations:
Net investment loss (1)	(0.09)		(0.15)	(0.22)	(0.17)	(0.13)		(0.07)
Net realized and unrealized gain (loss) on investments	0.85		0.44	(1.62)	4.52	(2.06)		0.32
Total from investment operations	0.76		0.29	(1.84)	4.35	(2.19)		0.25
Less distributions from:
Net investment income	—		—	—	—	—		—
Net realized gains	—		—	—	—	(0.45)		(0.57)
Return of capital	—		—	—	—	(0.00	) (2)	—
Total distributions	—		—	—	—	(0.45)		(0.57)
Net asset value, end of period	$11.11		$10.35	$10.06	$11.90	$7.55		$10.19
Total return (3)	7.34	% (6)	2.88%	(15.46)%	57.62%	(22.61)%		2.64%
Net assets, at end of period (000s)	$613		$605	$796	$1,205	$2,223		$3,828
Ratio of expenses to average net assets before fee waivers (4)	3.90	% (7)	3.80%	3.39%	3.21%	2.72%		2.51%
Ratio of net expenses after waiver to average net assets (4)	3.00	% (7)	3.00%	3.00%	3.00%	2.72%		2.51%
Ratio of net investment loss to average net assets (4,5)	(1.81	)% (7)	(1.51)%	(1.94)%	(1.76)%	(1.35)%		(0.71)%
Portfolio Turnover Rate	95	% (6)	296%	222%	400%	428%		571%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	2023		June 30,	June 30,	June 30,	June 30,		June 30,
	(Unaudited)		2023	2022	2021	2020		2019
Net asset value, beginning of period	$11.04		$10.62	$12.44	$7.82	$10.42		$10.67
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		(0.05)	(0.12)	(0.07)	(0.03)		0.03
Net realized and unrealized gain (loss) on investments	0.90		0.47	(1.70)	4.69	(2.12)		0.32
Total from investment operations	0.86		0.42	(1.82)	4.62	(2.15)		0.35
Less distributions from:
Net investment income	—		—	—	—	—		(0.03)
Net realized gains	—		—	—	—	(0.45)		(0.57)
Return of capital	—		—	—	—	(0.00	) (8)	—
Total distributions	—		—	—	—	(0.45)		(0.60)
Net asset value, end of period	$11.90		$11.04	$10.62	$12.44	$7.82		$10.42
Total return (2)	7.79	% (5,7)	3.95%	(14.63)%	59.08%	(21.70)%		3.53%
Net assets, at end of period (000s)	$11,921		$7,990	$9,361	$13,344	$14,110		$42,194
Ratio of expenses to average net assets before fee waivers/recapture (3)	2.90	% (6)	2.80%	2.39%	2.21%	1.72%		1.51%
Ratio of net expenses after waiver/recapture to average net assets (3)	2.00	% (6)	2.00%	2.00%	2.00%	1.72%		1.51%
Ratio of net investment income (loss) to average net assets (3,4)	(0.79	)% (6)	(0.51)%	(0.95)%	(0.74)%	(0.31)%		0.28%
Portfolio Turnover Rate	95	% (5)	296%	222%	400%	428%		571%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Amount is less than $0.01.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.81		$9.82	$10.14	$9.53	$9.93	$9.88
Activity from investment operations:
Net investment income (1)	0.44		0.17	0.17	0.25	0.30	0.33
Net realized and unrealized gain (loss) on investments	0.11		0.05	(0.38)	0.63	(0.51)	0.02
Total from investment operations	0.55		0.22	(0.21)	0.88	(0.21)	0.35
Less distributions from:
Net investment income	(0.50)		(0.23)	(0.11)	(0.27)	(0.19)	(0.30)
Total distributions	(0.50)		(0.23)	(0.11)	(0.27)	(0.19)	(0.30)
Net asset value, end of period	$9.86		$9.81	$9.82	$10.14	$9.53	$9.93
Total return (2)	5.70	% (4,8)	2.23%	(2.14)%	9.25%	(2.14)%	3.61%
Net assets, at end of period (000s)	$117	(3)	$110 (3)	$20	$106	$97	$265
Ratio of expenses to average net assets (6)	1.36	% (5)	1.33%	1.32%	1.41%	1.40%	1.33%
Ratio of net investment income to average net assets (6,7)	8.81	% (5)	1.71%	1.66%	2.50%	3.00%	3.27%
Portfolio Turnover Rate	63	% (4)	404%	358%	148%	412%	209%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Less than $1,000.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2023		June 30,	June 30,	June 30,		June 30,	June 30,
	(Unaudited)		2023	2022	2021		2020	2019
Net asset value, beginning of period	$9.55		$9.71	$10.04	$9.42		$9.86	$9.79
Activity from investment operations:
Net investment income (1)	0.35		0.24	0.06	0.18		0.15	0.25
Net realized and unrealized gain (loss) on investments	0.08		(0.18)	(0.34)	0.61		(0.44)	0.08
Total from investment operations	0.43		0.06	(0.28)	0.79		(0.29)	0.33
Less distributions from:
Net investment income	(0.44)		(0.22)	(0.05)	(0.17)		(0.15)	(0.26)
Total distributions	(0.44)		(0.22)	(0.05)	(0.17)		(0.15)	(0.26)
Net asset value, end of period	$9.54		$9.55	$9.71	$10.04		$9.42	$9.86
Total return (2)	4.54	% (3)	0.67%	(2.84)%	8.58	% (7)	(2.94)%	3.36%
Net assets, at end of period (000s)	$719		$662	$679	$722		$531	$398
Ratio of expenses to average net assets (5)	2.11	% (4)	2.08%	2.07%	2.16%		2.15%	2.08%
Ratio of net investment income to average net assets (5,6)	7.30	% (4)	2.52%	0.58%	1.77%		1.57%	2.55%
Portfolio Turnover Rate	63	% (3)	404%	358%	148%		412%	209%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Not annualized.

(4)	Annualized

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.63		$9.79	$10.12	$9.51	$9.97	$9.92
Activity from investment operations:
Net investment income (1)	0.41		0.33	0.14	0.28	0.27	0.34
Net realized and unrealized gain (loss) on investments	0.07		(0.17)	(0.34)	0.63	(0.46)	0.05
Total from investment operations	0.48		0.16	(0.20)	0.91	(0.19)	0.39
Less distributions from:
Net investment income	(0.48)		(0.32)	(0.13)	(0.30)	(0.27)	(0.34)
Total distributions	(0.48)		(0.32)	(0.13)	(0.30)	(0.27)	(0.34)
Paid-in-Capital From Redemption Fees (1)	—		—	—	—	—	0.00 (2)
Net asset value, end of period	$9.63		$9.63	$9.79	$10.12	$9.51	$9.97
Total return (3)	5.12	% (4)	1.67%	(1.96)%	9.61%	(1.93)%	3.93%
Net assets, at end of period (000s)	$57,297		$90,831	$87,675	$63,391	$56,331	$79,514
Ratio of expenses to average net assets (6)	1.11	% (5)	1.08%	1.07%	1.16%	1.15%	1.08%
Ratio of net investment income to average net assets (6,7)	8.34	% (5)	3.40%	1.37%	2.76%	2.79%	3.41%
Portfolio Turnover Rate	63	% (4)	404%	358%	148%	412%	209%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2023

1.	ORGANIZATION

The Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Momentum Fund and Donoghue Forlines Tactical Allocation Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Donoghue Forlines Tactical Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Donoghue Forlines Dividend Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Donoghue Forlines Tactical Income Fund and Donoghue Forlines Dividend Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the Donoghue Forlines Risk Managed Income Fund commenced operations on December 27, 2017. Class A, Class C and Class I shares of the Donoghue Forlines Momentum Fund commenced operations on December 23, 2016. The Donoghue Forlines Tactical Allocation Fund Class A, Class C and Class I shares commenced operations on April 6, 2018. The Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, and Donoghue Forlines Risk Managed Income Fund are “fund of funds”, in that they will generally invest in other investment companies.

The Funds’ investment objectives are as follows:

Donoghue Forlines Tactical Allocation Fund – long-term capital appreciation.

Donoghue Forlines Tactical Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Donoghue Forlines Dividend Fund – total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Donoghue Forlines Momentum Fund – capital growth with a secondary objective of generating income.

Donoghue Forlines Risk Managed Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Each Fund currently offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for the Funds’ investments measured at fair value:

Donoghue Forlines Tactical Allocation Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Assets Value**	Total
Exchange-Traded Funds	$28,938,039	$—	$—	$—	$28,938,039
Open End Funds	934,359	—	—	—	934,359
Collateral For Securities Loaned	—	—	—	26,777	26,777
Money Market Fund	741,068	—	—	—	741,068
Total	$30,613,466	$—	$—	$26,777	$30,640,243

Donoghue Forlines Tactical Income Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Exchange-Traded Funds	$59,765,096	$—	$—	$—	$59,765,096
Open End Funds	7,529,311	—	—	—	7,529,311
Money Market Fund	1,641,770	—	—	—	1,641,770
Total	$68,936,177	$—	$—	$—	$68,936,177

Donoghue Forlines Dividend Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$24,278,137	$—	$—	$—	$24,278,137
Collateral For Securities Loaned	—	—	—	3,226,703	3,226,703
Money Market Funds	359,703	—	—	—	359,703
Total	$24,637,840	$—	$—	$3,226,703	$27,864,543

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Donoghue Forlines Momentum Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$13,000,532	$—	$—	$—	$13,000,532
Collateral For Securities Loaned	—	—	—	2,154,668	2,154,668
Money Market Fund	270,830	—	—	—	270,830
Total	$13,271,362	$—	$—	$2,154,668	$15,426,030

Donoghue Forlines Risk Managed Income Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Exchange-Traded Funds	$19,705,290	$—	$—	$—	$19,705,290
Open End Funds	37,180,284	—	—	—	37,180,284
Collateral For Securities Loaned	—	—	—	2,681,419	2,681,419
Money Market Fund	1,151,501	—	—	—	1,151,501
Total	$58,037,075	$—	$—	$2,681,419	$60,718,494

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security or industry classifications.

**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. ETFs trade like common stock and represent a fixed portfolio of securities. The Funds may purchase ETFs to gain exposure to a portion of the U.S. or a foreign market. The risks of owning ETFs generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2021 - 2023 or expected to be taken in the Funds’ June 30, 2024, tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Donoghue Forlines Tactical Allocation Fund	$34,189,970	$32,985,289
Donoghue Forlines Tactical Income Fund	170,739,988	144,297,407
Donoghue Forlines Dividend Fund	56,607,854	62,061,707
Donoghue Forlines Momentum Fund	12,703,577	9,840,438
Donoghue Forlines Risk Managed Income Fund	42,903,108	76,860,655

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Tactical Income Fund, Donoghue Forlines Dividend Fund and Donoghue Forlines Momentum Fund pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Forlines Risk Managed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, Donoghue Forlines Tactical Allocation Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended December 31, 2023, the Advisor earned fees as follows:

Management Fee
Donoghue Forlines Tactical Allocation Fund	$94,085
Donoghue Forlines Tactical Income Fund	283,722
Donoghue Forlines Dividend Fund	138,444
Donoghue Forlines Momentum Fund	51,347
Donoghue Forlines Risk Managed Income Fund	244,692

The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least October 31, 2023, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) will not exceed 2.25%, 3.00% and 2.00% of all Funds except, Donoghue Forlines Tactical Allocation Fund, will not exceed 1.45%, 2.20% and 1.20% of the average daily

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

net assets for Class A, Class C, and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement.

During the six months ended December 31, 2023 the following funds waived fees pursuant to the expense limitation agreement.

Fund	Fees Waived
Donoghue Forlines Tactical Allocation Fund	$52,007
Donoghue Forlines Momentum Fund	46,042

Fees waived or expenses reimbursed may be recouped by the Advisor from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	June 30, 2024	June 30, 2025	June 30, 2026	Total
Donoghue Forlines Tactical Allocation Fund	$6,690	$35,277	$73,701	$115,668
Donoghue Forlines Momentum Fund	35,648	57,849	81,946	175,443

Pursuant to an exemptive order, each Fund may invest a portion of its assets in other funds managed by the Advisor. During the six months ended December 31, 2023 the Donoghue Forlines Tactical Income Fund and Donoghue Forlines Tactical Allocation Fund invested in the Donoghue Forlines Risk Managed Innovation ETF and the Donoghue Forlines Yield Enhanced Real Asset ETF which are sub-advised by the Advisor. During the six months ended December 31, 2023 the Donoghue Forlines Tactical Income Fund invested in the Donoghue Forlines Dividend Fund Class I. The Advisor waived a portion of its advisory fee based on the Fund’s investment in the above-mentioned funds as follows:

Fund	Fees Waived
Donoghue Forlines Tactical Allocation Fund	$6,950
Donoghue Forlines Tactical Income Fund	3,473

The fees waived shown in the table above are not subject to recapture.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended December 31, 2023 the Funds incurred distribution fees as follows:

	Class A	Class C
Donoghue Forlines Tactical Allocation Fund	$8,651	$3,256
Donoghue Forlines Tactical Income Fund	3,771	4,779
Donoghue Forlines Dividend Fund	9,201	21,841
Donoghue Forlines Momentum Fund	966	2,962
Donoghue Forlines Risk Managed Income Fund	—	3,491

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During the six months ended December 31, 2023 the Distributor received underwriter commissions as follows:

		Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Donoghue Forlines Tactical Allocation Fund	$85	$13
Donoghue Forlines Tactical Income Fund	1,752	265
Donoghue Forlines Dividend Fund	68	10
Donoghue Forlines Momentum Fund	—	—
Donoghue Forlines Risk Managed Income Fund	—	—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at December 31, 2023 are noted in the Fund’s Schedule of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Donoghue Forlines Tactical Allocation Fund
					Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value End	Credited to	Shares End
	Period	Purchases	Sales Proceeds	(Loss)	(Depreciation)	of Period	Income	of Period
Donoghue Forlines Innovation ETF	$4,208,585	$2,223,152	$(2,311,677)	$82,255	$359,574	$4,561,889	$35,336	164,193
Donoghue Forlines Yield Enhanced Real Asset ETF	4,177,433	1,007,179	(970,832)	61,335	328,274	4,603,389	118,550	159,380
Veridien Climate Action ETF	—	3,112,258	(128,895)	(17,003)	88,415	3,054,775	11,938	148,800
				$126,587	$776,263	$12,220,053	$165,824

Donoghue Forlines Tactical Income Fund
					Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value End	Credited to	Shares End
	Period	Purchases	Sales Proceeds	(Loss)	(Depreciation)	of Period	Income	of Period
Donoghue Forlines Yield Enhanced Real Asset ETF	$2,034,722	$4,569,781	$(1,921,599)	$11,521	$296,373	$4,990,798	$179,841	172,793

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

6.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with U.S Bank N.A., the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table is a summary of the Portfolios’ securities loaned and related collateral which are subject to a netting agreement as of December 31, 2023:

Gross Amounts Not Offset in the Statement of Assets & Liabilities

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
		Statements of	in the Statements	Financial
	Gross Amounts of	Assets &	of Assets &	Instruments	Pledged Collateral	Net Amount of
Assets:	Recognized Assets	Liabilities	Liabilities	Pledged	Received *	Assets
Donoghue Forlines Tactical Allocation Fund
Description:
Securities Loaned	$26,226	$—	$26,226	$—	$26,226	$—
Total	$26,226	$—	$26,226	$—	$26,226	$—

Donoghue Forlines Dividend Fund
Description:
Securities Loaned	$3,146,611	$—	$3,146,611	$—	$3,146,611	$—
Total	$3,146,611	$—	$3,146,611	$—	$3,146,611	$—

Donoghue Forlines Momentum Fund
Description:
Securities Loaned	$2,082,964	$—	$2,082,964	$—	$2,082,964	$—
Total	$2,082,964	$—	$2,082,964	$—	$2,082,964	$—

Donoghue Forlines Risk Managed Income Fund
Description:
Securities Loaned	$2,581,270	$—	$2,581,270	$—	$2,581,270	$—
Total	$2,581,270	$—	$2,581,270	$—	$2,581,270	$—

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

The following table breaks out the holdings received as collateral as of December 31, 2023:

Securities Lending Transactions
Overnight and Continuous
Donoghue Forlines Tactical Allocation Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$26,777

Donoghue Forlines Dividend Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$3,226,703

Donoghue Forlines Momentum Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$2,154,668

Donoghue Forlines Risk Managed Income Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$2,681,419

The fair value of the securities loaned for Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Risk Managed Income Fund totaled $26,226, $3,146,611, $2,082,964, and $2,581,270 at December 31, 2023, respectively. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $26,777, $3,226,703, $2,154,668, and $2,681,419 for the Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, and Donoghue Forlines Risk Managed Income Fund at December 31, 2023, respectively. This amount is offset by a liability recorded as “Securities Lending Collateral” on the Statements of Assets and Liabilities.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2023, and June 30, 2022 was as follows:

	For the period ended June 30, 2023
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Tactical Allocation Fund	$762,668	$—	$—	$762,668
Donoghue Forlines Tactical Income Fund	1,294,931	—	—	1,294,931
Donoghue Forlines Dividend Fund	492,045	—	—	492,045
Donoghue Forlines Momentum Fund	—	—	—	—
Donoghue Forlines Risk Managed Income Fund	2,762,523	—	—	2,762,523

	For the period ended June 30, 2022
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Tactical Allocation Fund	$894,670	$—	$—	$894,670
Donoghue Forlines Tactical Income Fund	1,039,527	—	—	1,039,527
Donoghue Forlines Dividend Fund	768,500	—	—	768,500
Donoghue Forlines Momentum Fund	—	—	—	—
Donoghue Forlines Risk Managed Income Fund	1,246,790	—	—	1,246,790

As of June 30, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Donoghue Forlines Tactical Allocation Fund	$707	$—	$(5,253,523)	$—	$—	$(252,995)	$(5,505,811)
Donoghue Forlines Tactical Income Fund	20,240	—	(22,026,977)	—	(519,963)	(46,373)	(22,573,073)
Donoghue Forlines Dividend Fund	177,944	—	(119,622,515)	—	(3,187,124)	546,199	(122,085,496)
Donoghue Forlines Momentum Fund	—	—	(1,966,019)	—	(37,324)	769,496	(1,233,847)
Donoghue Forlines Risk Managed Income Fund	26,205	—	(5,667,299)	—	(10,191)	485,810	(5,165,475)

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Donoghue Forlines Momentum Fund incurred and elected to defer such late year losses of $37,324.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Donoghue Forlines Dividend Fund, Donoghue Forlines Tactical Income Fund, and Donoghue Forlines Risk Managed Income Fund incurred and elected to defer such capital losses of $3,187,124, $519,963, and $10,191.

At June 30, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital losses utilized as follows:

				CLCF
Fund	Short-Term	Long-Term	Total	Utilized
Donoghue Forlines Tactical Allocation Fund	$4,637,351	$616,172	$5,253,523	$—
Donoghue Forlines Tactical Income Fund	21,635,977	391,000	22,026,977	—
Donoghue Forlines Dividend Fund	87,421,374	32,201,141	119,622,515	36,952
Donoghue Forlines Momentum Fund	1,966,019	—	1,966,019	—
Donoghue Forlines Risk Managed Income Fund	5,432,943	234,356	5,667,299	—

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, tax treatment of net operating losses, and the tax adjustments for prior year tax returns resulted in reclassifications for the Funds for the fiscal year ended June 30, 2023, as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Donoghue Forlines Tactical Allocation Fund	$(339)	$339
Donoghue Forlines Tactical Income Fund	—	—
Donoghue Forlines Dividend Fund	—	—
Donoghue Forlines Momentum Fund	(103,391)	103,391
Donoghue Forlines Risk Managed Income Fund	(1,645)	1,645

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation / Depreciation
Donoghue Forlines Tactical Allocation Fund	$29,485,292	$1,466,642	$(311,691)	$1,154,951
Donoghue Forlines Tactical Income Fund	68,202,108	739,905	(5,836)	734,069
Donoghue Forlines Dividend Fund	26,208,820	1,907,561	(251,838)	1,655,723
Donoghue Forlines Momentum Fund	14,018,299	1,455,758	(48,027)	1,407,731
Donoghue Forlines Risk Managed Income Fund	59,627,658	1,096,418	(5,582)	1,090,836

9.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Donoghue Forlines Tactical Income Fund (the “Fund”) currently invests a portion of its assets in the SPDR Bloomberg Investment Grade Floating Rate ETF, and the SPDR Bloomberg 1-3 Month T-Bill ETF. The Fund may redeem its investment in the above-mentioned funds at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the above mentioned funds. The financial statements of the above-mentioned funds, including their portfolio of investments, can be found at the

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2023, the percentage of the net assets invested in each fund were as follows.

Underlying Investment	% of Net Assets
SPDR Bloomberg Investment Grade Floating Rate ETF	29.30%
SPDR Bloomberg 1-3 Month T-Bill ETF	29.29%

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2023, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Charles Schwab & Co, Inc.	Donoghue Forlines Tactical Allocation Fund	34.68%
Matrix Trust Company	Donoghue Forlines Tactical Allocation Fund	44.76%
National Financial Services	Donoghue Forlines Tactical Income Fund	40.12%
Pershing LLC	Donoghue Forlines Dividend Fund	26.69%
Matrix Trust Company	Donoghue Forlines Momentum Fund	61.52%
National Financial Services	Donoghue Forlines Risk Managed Income Fund	69.51%

11.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Donoghue Forlines Funds
EXPENSE EXAMPLE (Unaudited)
December 31, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 through December 31, 2023.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	7/1/23	12/31/23	Period	12/31/23	Period

Donoghue Forlines Tactical Allocation Fund Class A	1.45%	$1,000.00	$1,074.70	$7.56	$1,017.85	$7.35
Donoghue Forlines Tactical Allocation Fund Class C	2.20%	$1,000.00	$1,070.90	$11.45	$1,014.08	$11.14
Donoghue Forlines Tactical Allocation Fund Class I	1.20%	$1,000.00	$1,075.30	$6.26	$1,019.10	$6.09
Donoghue Forlines Tactical Income Fund – Class A	1.76%	$1,000.00	$1,044.20	$9.04	$1,016.29	$8.92
Donoghue Forlines Tactical Income Fund – Class C	2.51%	$1,000.00	$1,040.60	$12.87	$1,012.52	$12.70
Donoghue Forlines Tactical Income Fund – Class I	1.51%	$1,000.00	$1,045.00	$7.76	$1,017.55	$7.66
Donoghue Forlines Dividend Fund – Class A	2.24%	$1,000.00	$1,033.20	$11.45	$1,013.88	$11.34
Donoghue Forlines Dividend Fund – Class C	2.99%	$1,000.00	$1,028.90	$15.25	$1,010.10	$15.11
Donoghue Forlines Dividend Fund – Class I	1.99%	$1,000.00	$1,033.50	$10.17	$1,015.13	$10.08
Donoghue Forlines Momentum Fund – Class A	2.25%	$1,000.00	$1,077.20	$11.75	$1,013.83	$11.39
Donoghue Forlines Momentum Fund – Class C	3.00%	$1,000.00	$1,073.40	$15.64	$1,010.05	$15.16
Donoghue Forlines Momentum Fund – Class I	2.00%	$1,000.00	$1,078.80	$10.45	$1,015.08	$10.13
Donoghue Forlines Risk Managed Income Fund – Class A	1.36%	$1,000.00	$1,055.90	$7.03	$1,018.30	$6.90
Donoghue Forlines Risk Managed Income Fund – Class C	2.11%	$1,000.00	$1,045.40	$10.85	$1,014.53	$10.68
Donoghue Forlines Risk Managed Income Fund – Class I	1.11%	$1,000.00	$1,051.20	$5.72	$1,019.56	$5.63

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

Donoghue Forlines Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2023

Donoghue Forlines, LLC
Adviser to Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund,
Donoghue Forlines Momentum Fund, Donoghue Forlines Tactical Allocation Fund and
Donoghue Forlines Risk Managed Income Fund *

In connection with the regular meeting held on September 20-21, 2023 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (each an “Advisory Agreement” and collectively the “Advisory Agreements”) between Donoghue Forlines, LLC (“Adviser” or “Donoghue”) and the Trust, with respect to the Donoghue Forlines Tactical Income Fund (“Donoghue Forlines Income”), Donoghue Forlines Dividend Fund (“Donoghue Forlines Dividend”), Donoghue Forlines Momentum Fund (“Donoghue Forlines Momentum”), Donoghue Forlines Tactical Allocation Fund (“Donoghue Forlines Tactical”) and Donoghue Forlines Risk Managed Income Fund (“Donoghue Forlines Risk Managed”), (each the “Fund” and collectively the “Donoghue Funds”). In considering the renewal of each Advisory Agreement, the Board received materials specifically relating to each Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the advisory agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Advisory Agreement.

Nature, Extent, and Quality of Services. The Board noted that Donoghue was established in 2017, with origins dating to 1986, and had $758 million in assets under management and advisement. The Board reviewed the background information of the key investment personnel who were responsible for servicing the Funds, considering their education and varied financial industry experience. The Board reviewed the investment process for the Donoghue Funds, noting that investment decisions are driven by Donoghue’s research and analysis of technical indicators to determine when to invest and when to be defensive. The Board discussed that Donoghue utilized an order management system to monitor compliance with each Fund’s investment limitations. The Board commented that Donoghue’s CCO and CIO review, assess and approve broker dealers. The Board observed that Donoghue provided adequate resources to support the Donoghue Funds and adhere to its models and active trading. The Board concluded that Donoghue could be expected to continue providing quality services to the Donoghue Funds and their respective shareholders.

Performance.

Donoghue Forlines Income. The Board noted that the Fund received a two-star Morningstar rating. The Board observed the Fund’s performance, noting that Fund outperformed its benchmark and peers over one-year and three-year periods, and the Bloomberg index for all

Donoghue Forlines Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2023

reported periods since inception. The further noted that times of underperformance was the cost of defensive positioning. The Board concluded that the Fund had accomplished its objective over time and the Adviser had managed the Fund as designed.

Donoghue Forlines Dividend. The Board noted that the Fund received a two-star Morningstar rating. The Board observed that the Fund’s dividend mandate resulted in investment in value-oriented stocks that generally underperformed growth stocks for several years. They noted that the Adviser altered the strategy in 2021, and improved performance was seen in the rolling 12 month returns. The Board concluded that the value orientation and conservative nature of the strategy had reduced downside risk, and returns were not unsatisfactory.

Donoghue Forlines Momentum. The Board noted that the Fund received a three-star Morningstar rating. The Board observed the Fund’s performance, noting that the adviser changed the strategy in 2021, and since that change Fund performance was more satisfactory. They discussed that 2023 performance was undermined by the Fund’s conservative positioning coming into the year, with a more negative impact than desired. The Board concluded that the Fund’s performance was acceptable given the strategy and the Adviser’s ongoing enhancements.

Donoghue Forlines Tactical. The Board noted that the Fund received a two-star Morningstar rating. The Board observed the Fund’s performance, noting that the Fund outperformed its benchmark and peers over the one-year and three-year periods. The Board further noted that the Fund’s standard deviation reflected the Adviser’s efforts to preserve capital. The Board concluded that the Fund had met is objective, and performance was acceptable.

Donoghue Forlines Risk Managed. The Board noted that the Fund received a two-star Morningstar rating. The Board further noted that the Fund’s strategy is highly conservative as reflected in the Fund’s strong standard deviation compared to the peer group and category median. The Board discussed that the Fund underperformed its benchmark, peer group and Morningstar category for the one-year, three-year, five-year and since inception periods due to its conservative moves. The Board concluded that the Fund is operating as designed and performance was acceptable.

Fees and Expenses.

Donoghue Forlines Income. The Board considered Donoghue’s advisory fee and noted that it was higher than its Morningstar category median and average. The Board considered that the advisory fee was below the category high and equal to the category median. They considered the fee charged by Donoghue for separately managed accounts. The Board discussed the Fund’s net expense ratio, noting that it was higher than its Morningstar category and peer group averages and medians. The Board further noted that the net expense ratio of the Fund was well below the category high. The Board considered the impact of the Fund’s expense limitation agreement and noted that Donoghue intended to renew the agreement. After further discussion, the Board concluded that Donoghue’s advisory fee for the Fund was not unreasonable.

Donoghue Forlines Dividend. The Board considered Donoghue’s advisory fee and noted that it was higher than its Morningstar category and peer group median and average. The Board observed the net expense ratio was higher than the peer group and Morningstar category medians and averages but lower than the Morningstar category high. The Board considered that Donoghue

Donoghue Forlines Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2023

attributed the higher fees to its risk management and tactical ability to move into short term treasuries. The Board noted that Donoghue intended to renew its expense limitation agreement. After further discussion, the Board concluded that the advisory fee of the Fund was not unreasonable.

Donoghue Forlines Momentum. The Board considered Donoghue’s advisory fee and noted that it was higher than its Morningstar category median and average. The Board discussed Donoghue’s justification for the higher fees, which were Donoghue’s risk management and tactical ability to move into 100% short term treasuries unlike its peers. The Board considered Donoghue’s statement that the Fund’s expenses were expected to decrease as the Fund’s assets increased over time. The Board noted that Donoghue intended to renew its expense limitation agreement. After further discussion, the Board concluded that the advisory fee of the Fund was not unreasonable.

Donoghue Forlines Tactical. The Board considered Donoghue’s advisory fee and noted that it was marginally higher than the Morningstar category average and lower than the category median. The Board observed that the net expense ratio was higher than the Morningstar category average and lower than the category median. The Board noted that Donoghue rationalized lower fees for separately managed accounts due to additional compliance work required for the Fund and the regulatory, operational, litigation and business risks involved with managing a mutual fund compared to a separately managed account. The Board noted that Donoghue intended to renew its expense limitation agreement currently in place. After further discussion, the Board concluded that the advisory fee of the Fund was not unreasonable.

Donoghue Forlines Risk Managed. The Board considered Donoghue’s advisory fee and noted that it was higher than the Morningstar category average and median. The Board further noted the Fund’s net expense ratio was higher than its Morningstar category median and average. The Board noted that Donoghue attributed its higher fees to its risk management and tactical ability to move assets in major downturns to protect principal unlike most funds in its peer group that do not have such ability. The Board noted that Donoghue intended to renew its expense limitation agreement. After further discussion, the Board concluded that the advisory fee of the Fund was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Donoghue. The Board examined Donoghue’s responses and noted that Donoghue’s profitability for each Fund ranged considerably, including losses on three of the Funds. The Board recalled factors offered by Donoghue to support its levels of profit which included business, operational, regulatory, and reputational risks assumed in managing the Donoghue Funds, as well as the resources required to execute unique components of each Fund’s strategy. After further discussion, the Board determined that Donoghue’s profitability with respect to each Fund was not excessive.

Economies of Scale. The Board noted that the Funds collectively lost assets over the last twelve months. The Board observed that Donoghue was willing to consider implementing a breakpoint when each Fund reached a higher targeted asset level. The Board discussed the benefits to shareholders of the expense limitation agreements. The Board agreed to monitor and revisit this issue at the appropriate time.

Conclusion. Having requested and received such information from Donoghue as the Board believed to be reasonably necessary to evaluate the terms of each Advisory Agreement, and as

Donoghue Forlines Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2023

assisted by the advice of counsel, the Board concluded that renewal of each Advisory Agreement with Donoghue was in the best interests of the Funds and each Fund’s respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Donoghue Funds.

PRIVACY NOTICE

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

Social Security number and wire transfer instructions

account transactions and transaction history

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

open an account or deposit money

direct us to buy securities or direct us to sell your securities seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

affiliates from using your information to market to you.

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR
Donoghue Forlines LLC
One International Place, Suite 310
Boston, MA 02110

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DONOGHUE-SA23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/6/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/6/24

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/6/24